Income Tax (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Details Abstract
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	(254.90%)
Non-deductible Business Combination expenses	76.20%	0.00%
Income tax provision expense	97.20%	(233.90%)